Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Property and equipment	$ 16,074	$ 14,623
Goodwill	429,856	429,445
Intangible assets	99,070	99,983
Investment in OPay	253,300	0
Other non-current investments and financial assets	3,049	2,643
Non-current receivables from sale of investments	0	76,305
Deferred tax assets	1,133	1,473
Total non-current assets	802,482	624,473
Trade receivables	69,382	57,923
Current receivables from sale of investments	32,797	56,347
Other current receivables	7,760	17,247
Prepayments	4,660	3,932
Marketable securities	0	66,250
Cash and cash equivalents	93,863	52,414
Total cash, cash equivalents, and marketable securities	93,863	118,664
Assets held for sale	0	86,100
Total current assets	208,461	340,213
Total assets	1,010,943	964,686
Equity:
Share capital	18	18
Other paid in capital	717,610	824,832
Treasury shares	(238,815)	(206,514)
Retained earnings	445,164	273,262
Foreign currency translation reserve	(4,127)	(3,385)
Total equity attributable to owners of the parent	919,850	888,213
Liabilities:
Non-current lease liabilities and other loans	6,776	4,723
Deferred tax liabilities	2,813	7,352
Other non-current liabilities	94	68
Total non-current liabilities	9,682	12,143
Trade and other payables	52,247	46,937
Deferred revenue	10,272	995
Current lease liabilities and other loans	3,770	3,112
Income tax payable	1,838	1,133
Other current liabilities	13,285	12,152
Total current liabilities	81,411	64,330
Total liabilities	91,093	76,472
Total equity and liabilities	$ 1,010,943	$ 964,686